ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Impairments and Income Taxes (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income Taxes
Unrecognized tax benefits	$ 5,485	$ 5,485	$ 5,485